Other Equity Instruments - Summary of Other Equity Instruments (Detail) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of other equity instruments [line items]
Other equity instruments		£ 2,191	£ 2,191
300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of other equity instruments [line items]
Capital securities	£ 300	£ 300
Interest rate		0.07037	0.07037
Other equity interest maturity period		2026-02	2026-02
Other equity instruments		£ 235	£ 235
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	500	£ 500
Interest rate		0.0675	0.0675
Other equity interest maturity period		2024-06	2024-06
Other equity instruments		£ 496	£ 496
750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	750	£ 750
Interest rate		0.07375	0.07375
Other equity interest maturity period		2022-06	2022-06
Other equity instruments		£ 750	£ 750
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	500	£ 500
Interest rate		0.0518	0.0518
Other equity interest maturity period		2021-03	2021-03
Other equity instruments		£ 210	£ 210
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	£ 500	£ 500
Interest rate		0.0630	0.0630
Other equity interest maturity period		2025-03	2025-03
Other equity instruments		£ 500	£ 500